Condensed Balance Sheets (Details) - USD ($)		Mar. 31, 2026	Aug. 29, 2025	Mar. 31, 2025	Mar. 31, 2024	Feb. 21, 2024	Feb. 07, 2024	Jul. 27, 2023	Mar. 31, 2023
Current Assets
Cash		$ 3,054,870		$ 846,409	$ 2,170,459
Total current assets		27,096,578		19,680,929
Non-current assets
Deferred offering costs				881,862
Amount due from subsidiaries		3,332,003
Total non-current assets		5,183,243		5,100,562
Total assets		32,279,821		24,781,491
Current liabilities
Total current liabilities		15,848,532		12,116,498
Commitments and contingencies (Note 17)
Shareholders’ Equity
Preferred shares, par value $0.0001 each, 50,000,000 shares authorized, 1,000,000 issued and outstanding as of March 31, 2026 and 2025		$ 100		$ 100
Preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized		50,000,000		50,000,000			50,000,000
Preferred stock, shares issued		1,000,000		1,000,000	1,000,000
Preferred stock, shares outstanding		1,000,000		1,000,000	1,000,000
Ordinary Shares, par value $0.0001 each, 450,000,000 shares authorized, 12,832,000 and 10,417,000 issued and outstanding as of March 31, 2026 and 2025, respectively		$ 1,284		$ 1,042
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001		$ 42	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		450,000,000		450,000,000			450,000,000	500,000,000
Ordinary shares, shares issued		12,832,000		10,417,000	10,417,000			10,000,000
Ordinary shares, shares outstanding		12,832,000		10,417,000	10,417,000
Additional paid-in capital		$ 12,463,308		$ 8,040,388		$ 833,958
Accumulated deficit		1,993,488		3,219,808
Total Shareholders’ Equity		15,194,195		11,466,088	$ 9,750,099				$ 9,539,144
Total liabilities and shareholders’ equity		32,279,821		24,781,491
Parent Company [Member]
Current Assets
Cash		72,911		2,909
Total current assets		72,911		2,909
Non-current assets
Deferred offering costs				822,204
Amount due from subsidiaries	[1]	4,480,262		3,332,003
Investment in a subsidiary		6,265,940		3,865,940
Total non-current assets		10,746,202		8,020,147
Total assets		10,819,113		8,023,056
Current liabilities
Amount due to subsidiaries				500,649
Total current liabilities				500,649
Commitments and contingencies (Note 17)
Shareholders’ Equity
Preferred shares, par value $0.0001 each, 50,000,000 shares authorized, 1,000,000 issued and outstanding as of March 31, 2026 and 2025		100		100
Ordinary Shares, par value $0.0001 each, 450,000,000 shares authorized, 12,832,000 and 10,417,000 issued and outstanding as of March 31, 2026 and 2025, respectively		1,284		1,042
Additional paid-in capital		12,453,821		8,030,901
Accumulated deficit		(1,636,092)		(509,636)
Total Shareholders’ Equity		10,819,113		7,522,407
Total liabilities and shareholders’ equity		$ 10,819,113		$ 8,023,056

[1]	Amount due from subsidiaries included $3,332,003 amount due from WFOE, representing the portion of capital contribution that WFOE received on behalf of the Company from several then existing shareholders of Suzhou TC-link as a part of the Reorganization. As these shareholders are PRC citizens, they are restricted from sending cash to overseas based on Regulations on Foreign Exchange Management of the PRC. Accordingly, WFOE has received this portion of contribution on behalf of the Company in order to complete the Reorganization. The remaining balance represented expenses that the Company paid on behalf of its subsidiaries.